UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended September 30, 2008

Check here if Amendment [   ]; Amendment Number:
  This Amendment (Check only one): [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            NTV Asset Management, LLC
Address:         216 Brooks Street
                 Suite 300
                 Charleston, WV  25301

Form 13F File Number:  028-11081

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Karen Setterstrom
Title:           Chief Compliance Officer
Phone:           (304) 353-9095

Signature, Place, and Date of Signing:

/s/  Karen Setterstrom           Charleston, West Virginia     November 5, 2008

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager

        Form 13F File Number              Name

Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                  4,423,372

Form 13F Information Table Value Total:                  181,636
                                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number             Name


                                                          Form 13F INFORMATION TABLE


-----------------------------------------------------------------------------------------------------------------------------------
           Column 1             Column 2      Column 3    Column 4    Column 5      Column 6     Column 7         Column 8
-----------------------------------------------------------------------------------------------------------------------------------
        NAME OF ISSUER          TITLE OF       CUSIP        VALUE      SHRS OR     INVESTMENT     OTHER
                                 CLASS                    (x$1000)     SH/PUT/     DISCRETION    MANAGERS     VOTING AUTHORITY
                                                                       PRN AMT                           ---------------------------
                                                                       PRN CALL                             SOLE     SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------
Agilent Technologies Inc               Com     00846U101        531        17915           Sole               7915     10000
-----------------------------------------------------------------------------------------------------------------------------------
                                  Unit Ltd
AllianceBernstein Holdings LP        Partn     01881G106        228         6169           Sole               5669       500
-----------------------------------------------------------------------------------------------------------------------------------
                                 Sponsored
ABB Ltd                                ADR     000375204        750        38700           Sole              19600     19100
-----------------------------------------------------------------------------------------------------------------------------------
Abbott Labs                            Com     002824100        262         4560           Sole               4360       200
-----------------------------------------------------------------------------------------------------------------------------------
Aecom Technology Corp                  Com     00766T100        817        33450           Sole              32850       600
-----------------------------------------------------------------------------------------------------------------------------------
Adobe Sys Inc                          Com     00724F101        274         6950           Sole               6950         0
-----------------------------------------------------------------------------------------------------------------------------------
Automatic Data Processing              Com     053015103        652        15262           Sole              15012       250
-----------------------------------------------------------------------------------------------------------------------------------
Autodesk Inc                           Com     052769106        402        12000           Sole                  0     12000
-----------------------------------------------------------------------------------------------------------------------------------
Amgen Inc                              Com     031162100       1305        22023           Sole              19423      2600
-----------------------------------------------------------------------------------------------------------------------------------
America Movil SAB De CV         Spon ADR L     02364W105        958        20673           Sole              20673         0
-----------------------------------------------------------------------------------------------------------------------------------
Air Prods & Chems Inc                  Com     009158106       1027        15000           Sole                  0     15000
-----------------------------------------------------------------------------------------------------------------------------------
Allegheny Energy Inc                   Com     017361106        254         6918           Sole               6918         0
-----------------------------------------------------------------------------------------------------------------------------------
Bank of America Corporation            Com     060505104       1329        37982           Sole              31982      6000
-----------------------------------------------------------------------------------------------------------------------------------
Baxter Intl Inc                        Com     071813109       1236        18845           Sole                445     18400
-----------------------------------------------------------------------------------------------------------------------------------
                                  Depostry
Biotech Holdrs Tr                    Rcpts     09067D201        405         2215           Sole               2215         0
-----------------------------------------------------------------------------------------------------------------------------------
BB&T Corp                              Com     054937107      13787       364740         Shared             331603     33137
-----------------------------------------------------------------------------------------------------------------------------------
Black Hills Corp                       Com     092113109        380        12250           Sole                  0     12250
-----------------------------------------------------------------------------------------------------------------------------------
Bristol Myers Squibb Co                Com     110122108        544        26097           Sole              17997      8100
-----------------------------------------------------------------------------------------------------------------------------------
Burlington Northn Santa Fe             Com     12189T104        816         8830           Sole               8130       700
-----------------------------------------------------------------------------------------------------------------------------------
                                 Sponsored
BP PLC                                 ADR     055622104        741        14770           Sole              13370      1400
-----------------------------------------------------------------------------------------------------------------------------------
Berkshire Hathaway Inc Del            Cl B     084670207        246           56           Sole                 24        32
-----------------------------------------------------------------------------------------------------------------------------------
BT Group PLC                           ADR     05577E101       1118        38550           Sole              38550         0
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup Inc                          Com     172967101        410        20018           Sole              11752      8266
-----------------------------------------------------------------------------------------------------------------------------------
Chubb Corp                             Com     171232101        219         4000           Sole               1000      3000
-----------------------------------------------------------------------------------------------------------------------------------
City Hldg Co                           Com     177835105        843        19971         Shared              18221      1750
-----------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy  Corp                Com     165167107        895        24980           Sole              24980         0
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Colgate Palmolive Co                   Com     194162103        841        11167           Sole               7967      3200
-----------------------------------------------------------------------------------------------------------------------------------
Comcast Corp New                      Cl A     20030N101        487        24810           Sole              23310      1500
-----------------------------------------------------------------------------------------------------------------------------------
Cisco Sys Inc                          Com     17275R102        898        39807           Sole              27727     12080
-----------------------------------------------------------------------------------------------------------------------------------
CSX Corp                               Com     126408103       1249        22890           Sole                690     22200
-----------------------------------------------------------------------------------------------------------------------------------
Chevron Corp New                       Com     166764100       2234        27087           Sole              23562      3525
-----------------------------------------------------------------------------------------------------------------------------------
Du Pont E I De Nemours & Co            Com     263534109        620        15387           Sole               2587     12800
-----------------------------------------------------------------------------------------------------------------------------------
Diamonds Tr                     Unit Ser 1     252787106       3229        29805           Sole              20380      9425
-----------------------------------------------------------------------------------------------------------------------------------
Disney Walt Co                         Com     254687106       1851        60315           Sole              23163     37152
-----------------------------------------------------------------------------------------------------------------------------------
                                Intl SmCap
Wisdomtree Trust                       Div     97717W760        646        14100           Sole              14100         0
-----------------------------------------------------------------------------------------------------------------------------------
Dow Chem Co                            Com     260543103        672        21169         Shared               5169     16000
-----------------------------------------------------------------------------------------------------------------------------------
                                 Sponsored
Deutsche Telekom AG                    ADR     251566105        343        22550           Sole              22550         0
-----------------------------------------------------------------------------------------------------------------------------------
Duke Energy Corp New                   Com     26441C105        816        46840           Sole              35840     11000
-----------------------------------------------------------------------------------------------------------------------------------
                                DJ Sel Div
Ishares Tr                             Inx     464287168       1314        24692           Sole              24592       100
-----------------------------------------------------------------------------------------------------------------------------------
                                MSCI Emerg
Ishares Tr                             Mkt     464287234       1607        47030           Sole              12545     34485
-----------------------------------------------------------------------------------------------------------------------------------
                                 MSCI Eafe
Ishares Tr                             Idx     464287465       5107        90724           Sole              61501     29223
-----------------------------------------------------------------------------------------------------------------------------------
Ishares Tr                    MSCI Grw Idx     464288885        277         4895           Sole               1000      3895
-----------------------------------------------------------------------------------------------------------------------------------
Emerson Elec Co                        Com     291011104       1152        28251           Sole              12350     15901
-----------------------------------------------------------------------------------------------------------------------------------
El Paso Corp                           Com     28336L109        623        48884           Sole              28850     20034
-----------------------------------------------------------------------------------------------------------------------------------
Enterprise Prods Partners              Com     293792107        639        24825           Sole              24825         0
-----------------------------------------------------------------------------------------------------------------------------------
                                 MSCI Hong
Ishares Inc                           Kong     464286871        445        33700           Sole              33700         0
-----------------------------------------------------------------------------------------------------------------------------------
Ishares Inc                     MSCI Japan     464286848       1087       102000           Sole              68800     33200
-----------------------------------------------------------------------------------------------------------------------------------
                                      MSCI
Ishares Inc                       Malaysia     464286830        465        53800           Sole              50200      3600
-----------------------------------------------------------------------------------------------------------------------------------
Ishares Inc                    MSCI Taiwan     464286731        420        38900           Sole              30900      8000
-----------------------------------------------------------------------------------------------------------------------------------
                                  MSCI Utd
Ishares Inc                          Kingd     464286699        462        27800           Sole              27800         0
-----------------------------------------------------------------------------------------------------------------------------------
Federated Invs Inc PA                 Cl B     314211103       1154        40000           Sole                  0     40000
-----------------------------------------------------------------------------------------------------------------------------------
Fiserv Inc                             Com     337738108       1636        34593           Sole              19693     14900
-----------------------------------------------------------------------------------------------------------------------------------
                                 Sponsored
Fresenius Med Care AG & Co             ADR     358029106        545        10500           Sole              10050       450
-----------------------------------------------------------------------------------------------------------------------------------
FPL Group Inc                          Com     302571104        442         8794           Sole               8674       120
-----------------------------------------------------------------------------------------------------------------------------------
First Industrial Realty Trust          Com     32054K103        625        21794           Sole              10950     10844
-----------------------------------------------------------------------------------------------------------------------------------
                                 Sponsored
France Telecom                         ADR     35177Q105        574        20500           Sole              20500         0
-----------------------------------------------------------------------------------------------------------------------------------
Frontier Communications Corp           Com     35906A108        368        32000           Sole              32000         0
-----------------------------------------------------------------------------------------------------------------------------------
General Dynamics Corp                  Com     369550108        802        10900           Sole                100     10800
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
General Electric Co                    Com     369604103       4530       177661           Sole             114827     62834
-----------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences Inc                    Com     375558103        228         5000           Sole               5000         0
-----------------------------------------------------------------------------------------------------------------------------------
General Mls Inc                        Com     370334104        339         4946           Sole               2400      2546
-----------------------------------------------------------------------------------------------------------------------------------
Google Inc                            Cl A     38259P508        260          650           Sole                650         0
-----------------------------------------------------------------------------------------------------------------------------------
                                 Sponsored
Glaxosmithkline PLC                    ADR     37733W105        490        11287           Sole               1287     10000
-----------------------------------------------------------------------------------------------------------------------------------
Huntington Bancshares Inc              Com     446150104        204        25571                             25571         0
-----------------------------------------------------------------------------------------------------------------------------------
Health Care REIT Inc                   Com     42217K106        934        17550           Sole              16700       850
-----------------------------------------------------------------------------------------------------------------------------------
HCP Inc                                Com     40414L109        331         8250           Sole               5100      3150
-----------------------------------------------------------------------------------------------------------------------------------
Home Depot Inc                         Com     437076102        900        34780           Sole              20580     14200
-----------------------------------------------------------------------------------------------------------------------------------
Heniz H J Co                           Com     423074103        584        11688           Sole              10488      1200
-----------------------------------------------------------------------------------------------------------------------------------
Honeywell Intl Inc                     Com     438516106        630        15175           Sole               9675      5500
-----------------------------------------------------------------------------------------------------------------------------------
Harris Corp Del                        Com     413875105        422         9150           Sole               9150         0
-----------------------------------------------------------------------------------------------------------------------------------
Hershey Co                             Com     427866108        272         6900           Sole               1700      5200
-----------------------------------------------------------------------------------------------------------------------------------
                                 NASDQ Bio
Ishares Tr                            Indx     464287556       2830        34790           Sole              27415      7375
-----------------------------------------------------------------------------------------------------------------------------------
International Business Machs           Com     459200101       2552        21822           Sole              15147      6675
-----------------------------------------------------------------------------------------------------------------------------------
Ishares Tr                     DJ US Utils     464287697        274         3479           Sole               3479         0
-----------------------------------------------------------------------------------------------------------------------------------
                                   DJ EPAC
Ishares Tr                        Dividend     464288448        570        19268           Sole              19068       200
-----------------------------------------------------------------------------------------------------------------------------------
Ishares Tr                      S&P MidCap     464287507       4235        58535           Sole              47150     11385
-----------------------------------------------------------------------------------------------------------------------------------
                                S&P MC 400
Ishares Tr                             Grw     464287606       1956        26100           Sole              20950      5150
-----------------------------------------------------------------------------------------------------------------------------------
                                S&P SmlCap
Ishares Tr                             600     464287804       1377        23140           Sole              14415      8725
-----------------------------------------------------------------------------------------------------------------------------------
                                 S&P Smlcp
Ishares Tr                              Gr     464287887        399         6500           Sole               6400       100
-----------------------------------------------------------------------------------------------------------------------------------
Intel Corp                             Com     458140100        827        44170           Sole              19670     24500
-----------------------------------------------------------------------------------------------------------------------------------
                               S&P Glb 100
Ishares Tr                            Indx     464287572        765        12322           Sole               9527      2795
-----------------------------------------------------------------------------------------------------------------------------------
                                  S&P 1500
Ishares Tr                           Index     464287150        206         3950           Sole               3950         0
-----------------------------------------------------------------------------------------------------------------------------------
                                   S&P 500
Ishares Tr                           Value     464287408       1048        17510           Sole               3210     14300
-----------------------------------------------------------------------------------------------------------------------------------
                                   S&P 500
Ishares Tr                           Index     464287200        496         4247           Sole               4117       130
-----------------------------------------------------------------------------------------------------------------------------------
Ishares Tr                     S&P 500 Grw     464287309       2102        37033           Sole              15183     21850
-----------------------------------------------------------------------------------------------------------------------------------
                                   Russell
Ishares Tr                         1000 Gr     464287614       1297        26725           Sole               7600     19125
-----------------------------------------------------------------------------------------------------------------------------------
Ishares Tr                    Russell 2000     464287655        666         9800           Sole               7725      2075
-----------------------------------------------------------------------------------------------------------------------------------
Ishares Tr                    Rusl 2000 Gr     464287648        813        11500           Sole               8500      3000
-----------------------------------------------------------------------------------------------------------------------------------
                               Russell Mcp
Ishares Tr                              Gr     464287481        481        11100           Sole               4100      7000
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                               Russell Mid
Ishares Tr                             Cap     464287499       1173        14280           Sole               2300     11980
-----------------------------------------------------------------------------------------------------------------------------------
Ishares Tr                     S&P Gbl Inf     464287291       1069        21975           Sole              19375      2600
-----------------------------------------------------------------------------------------------------------------------------------
                                     DJ US
Ishares Tr                        Industrl     464287754        504         8781           Sole               7075      1706
-----------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                      Com     478160104       5360        77378           Sole              42753     34625
-----------------------------------------------------------------------------------------------------------------------------------
JP Morgan Chase & Co                   Com     46625H100        715        15322         Shared              15018       304
-----------------------------------------------------------------------------------------------------------------------------------
                                    Ut Ltd
Kinder Morgan Energy Partner       Partner     494550106        317         6100           Sole               6100         0
-----------------------------------------------------------------------------------------------------------------------------------
Coca Cola Co                           Com     191216100       2256        42676           Sole              16526     26150
-----------------------------------------------------------------------------------------------------------------------------------
Laboratory Corp Amer Hldgs         Com New     50540R409       1834        26400           Sole              23625      2775
-----------------------------------------------------------------------------------------------------------------------------------
L-3Communications Hldgs Inc            Com     502424104       1192        12125           Sole              10750      1375
-----------------------------------------------------------------------------------------------------------------------------------
                                 IBOXX Inv
Ishares Tr                            CPBD     464287242        240         2680           Sole               2680         0
-----------------------------------------------------------------------------------------------------------------------------------
Medtronic Inc                          Com     585055106       2071        41356           Sole              31756      9600
-----------------------------------------------------------------------------------------------------------------------------------
Medco Health Solutions Inc             Com     58405U102        223         4976           Sole                320      4656
-----------------------------------------------------------------------------------------------------------------------------------
Monsanto Co New                        Com     61166W101        237         2400           Sole                178      2222
-----------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp                         Com     594918104       3178       119106           Sole              83217     35889
-----------------------------------------------------------------------------------------------------------------------------------
Mylan Labs Inc                         Com     628530107        255        22361           Sole              21751       610
-----------------------------------------------------------------------------------------------------------------------------------
Nasdaq Stock Market                    Com     631103108        553        18100           Sole               8100     10000
-----------------------------------------------------------------------------------------------------------------------------------
                                 Sponsored
Novartis A G                           ADR     66987V109        770        14575           Sole              14575         0
-----------------------------------------------------------------------------------------------------------------------------------
NYSE Euronext                          Com     629491101        236         6025           Sole               4025      2000
-----------------------------------------------------------------------------------------------------------------------------------
                               S&P 100 Idx
Ishares Tr                              Fd     464287101       1225        23100           Sole              22775       325
-----------------------------------------------------------------------------------------------------------------------------------
Oracle Corp                            Com     68389X105        471        23225           Sole               3225     20000
-----------------------------------------------------------------------------------------------------------------------------------
                                 Gbl Clean
Powershares Global ETF Trust        Energy     73936T615        950        49600           Sole              47600      2000
-----------------------------------------------------------------------------------------------------------------------------------
Plum Creek Timber Co Inc               Com     729251108        323         6485           Sole               3237      3248
-----------------------------------------------------------------------------------------------------------------------------------
Pepsico Inc                            Com     713448108       2588        36315           Sole              31315      5000
-----------------------------------------------------------------------------------------------------------------------------------
Pfizer Inc                             Com     717081103        842        45669           Sole              28169     17500
-----------------------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co                    Com     742718109       5034        72244           Sole              35317     36927
-----------------------------------------------------------------------------------------------------------------------------------
                                     Water
Powershares ETF Trust             Resource     73935X575        903        49110           Sole              45400      3710
-----------------------------------------------------------------------------------------------------------------------------------
                                  Val Line
Powershares ETF Trust                 Time     73935X682        824        60300           Sole              51000      9300
-----------------------------------------------------------------------------------------------------------------------------------
Piedmont Nat Gas Inc                   Com     720186105        347        10857           Sole              10857         0
-----------------------------------------------------------------------------------------------------------------------------------
                                Dyn Netwkg
Powershares ETF Trust                  Prt     73935X815        282        21100           Sole              20100      1000
-----------------------------------------------------------------------------------------------------------------------------------
Powershares QQQ Trust           Unit Ser 1     73935A104       2759        70914           Sole              41289     29625
-----------------------------------------------------------------------------------------------------------------------------------
Royal Dutch Shell PLC          Spons ADR A     780259206       1733        29375           Sole              26375      3000
-----------------------------------------------------------------------------------------------------------------------------------
RGC Res Inc                            Com     74955L103        697        24650           Sole                  0     24650
-----------------------------------------------------------------------------------------------------------------------------------
                                S&P 500 Eq
Rydex ETF Trust                        Trd     78355W106        688        18154           Sole              13654      4500
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Raytheon Co                        Com New     755111507        428         8000           Sole                  0      8000
-----------------------------------------------------------------------------------------------------------------------------------
                                  Ultrasht
Proshares Tr                         SP500     74347R883       2826        40200           Sole              40200         0
-----------------------------------------------------------------------------------------------------------------------------------
Spectra Energy Corp                    Com     847560109        232         9751           Sole               5501      4250
-----------------------------------------------------------------------------------------------------------------------------------
Schering Plough Corp                   Com     806605101        833        45117           Sole              16117     29000
-----------------------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd                       Com     806857108       4641        59435           Sole              35135     24300
-----------------------------------------------------------------------------------------------------------------------------------
Southern Co                            Com     842587107        703        18662           Sole              16662      2000
-----------------------------------------------------------------------------------------------------------------------------------
SPDR Tr                         Unit Ser 1     78462F103       6500        56044           Sole              55369       675
-----------------------------------------------------------------------------------------------------------------------------------
Stericycle                             Com     858912108        288         4900           Sole               4450       450
-----------------------------------------------------------------------------------------------------------------------------------
Sysco Corp                             Com     871829107        733        23793           Sole              20293      3500
-----------------------------------------------------------------------------------------------------------------------------------
AT&T Inc                               Com     00206R102       3050       109274           Sole              91627     17647
-----------------------------------------------------------------------------------------------------------------------------------
Teva Pharmaceuticals Inds Ltd          ADR     881624209       2718        59377           Sole              51027      8350
-----------------------------------------------------------------------------------------------------------------------------------
Thermo Fisher Scientific Inc           Com     883556102        826        15025           Sole              15025         0
-----------------------------------------------------------------------------------------------------------------------------------
United Bankshares Inc WV               Com     909907107       1768        50520         Shared              50520         0
-----------------------------------------------------------------------------------------------------------------------------------
United Technologies Corp               Com     913017109        948        15798           Sole              12613      3185
-----------------------------------------------------------------------------------------------------------------------------------
                                 Doll Indx
Powershs DB US Dollar Index           Bull     73936D107        244        10000           Sole              10000         0
-----------------------------------------------------------------------------------------------------------------------------------
Varian Med Sys Inc                     Com     92220P105       1619        28350           Sole              15850     12500
-----------------------------------------------------------------------------------------------------------------------------------
Verizon Communications                 Com     92343V104       1905        59386           Sole              48755     10631
-----------------------------------------------------------------------------------------------------------------------------------
Walgreen Co                            Com     931422109        284         9175           Sole               8075      1100
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co New                   Com     949746101        486        12974           Sole               4216      8758
-----------------------------------------------------------------------------------------------------------------------------------
Windstream Corp                        Com     97381W104        236        21661           Sole              21610        51
-----------------------------------------------------------------------------------------------------------------------------------
Williams Cos Inc Del                   Com     969457100        688        29100           Sole              29100         0
-----------------------------------------------------------------------------------------------------------------------------------
Waste Mgmt Inc Del                     Com     94106L109       1898        60277           Sole              41027     19250
-----------------------------------------------------------------------------------------------------------------------------------
Wesbanco Inc                           Com     950810101        443        16667         Shared              13247      3420
-----------------------------------------------------------------------------------------------------------------------------------
Wrigley Wm Jr Co                       Com     982526105        225         2835           Sole                375      2460
-----------------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp                       Com     30231G102       6745        86855           Sole              57287     29568
-----------------------------------------------------------------------------------------------------------------------------------
Dentsply Intl Inc New                  Com     249030107       1443        38450           Sole              20200     18250
-----------------------------------------------------------------------------------------------------------------------------------
                                                               181636      4423372                           3161166   1262206
-----------------------------------------------------------------------------------------------------------------------------------
